Derivatives and hedge accounting - Hedge ineffectiveness (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedge ineffectiveness
Hedging gain or losses recognized in other comprehensive income	kr 56	kr 63	kr (122)
Cash-flow hedges
Hedge ineffectiveness
Changes in fair value of hedging instruments	56	63
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	(58)	(60)
Hedging gain or losses recognized in other comprehensive income	kr 56	kr 63